LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Amortization of right-of-use assets	$ 37,399	$ 86,911	$ 91,386
Interest on lease liabilities	$ 2,077	$ 296	$ 3,145